                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment           [ ]; Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      White River Investment Partners, LLC
Address:   2288 Union Street
           San Francisco, CA 94123

Form 13F File Number:
                      -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean C. Warren
Title:   Managing Director
Phone:   415-440-1659

Signature, Place, and Date of Signing:


   /s/ Sean C. Warren                    San Francisco, CA         02/11/2008
   ---------------------------------   ----------------------   ----------------
    [Signature]                            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         29

Form 13F Information Table Value Total:   $135,266
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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WHITE RIVER INVESTMENT PARTNERS, LLC
FORM 13F INFORMATION TABLE
QUARTER ENDED DEC. 31, 2007

                                                                      Shares /
                                                              Value  Principal                 Investment   Other
          Name of Issuer           Title of Class   CUSIP   (x$1000)   Amount  SH/PRN PUT/CALL Discretion Managers Sole Shared None
          --------------           -------------- --------- -------- --------- ------ -------- ---------- -------- ---- ------ ----
ADVENT SOFTWARE INC                COM            007974108    1399      25856 SH                 SOLE        0      X
AFFIRMATIVE INSURANCE HLDG         COM            008272106    1252     120641 SH                 SOLE        0      X
AMBAC FINANCIAL                    COM            023139108     398      27000 SH        PUT      SOLE        0      X
BANK OF AMERICA CORP               COM            060505104    8252     200000 SH                 SOLE        0      X
BANK OF AMERICA CORP               COM            060505104      69      15000 SH        CALL     SOLE        0      X
BURLINGTON NORTHERN SANTA FE       COM            12189T104     624       7500 SH                 SOLE        0      X
CARMAX INC                         COM            143130102   12838     650000 SH                 SOLE        0      X
CONTANGO OIL & GAS CO              COM NEW        21075N204    3791      74500 SH                 SOLE        0      X
CROSSTEX ENERGY INC                COM            22765Y104   34149     917000 SH                 SOLE        0      X
CROWN CASTLE INTL CORP             COM            228227104    3120      75000 SH                 SOLE        0      X
ENERGY TRANSFER EQUITY L P         UNIT LTD PARTN 29273V100    7046     200000 SH                 SOLE        0      X
ENSTAR GROUP LIMITED               COM            G3075P101    4964      40548 SH                 SOLE        0      X
FIRST AMERICAN CORP CALIF          COM            318522307      60      10000 SH        PUT      SOLE        0      X
FREIGHTCAR AMERICA INC             COM            357023100     350      10000 SH                 SOLE        0      X
KOHLBERG CAPITAL CORP              COM            500233101     660      55000 SH                 SOLE        0      X
LAMAR ADVERTISING CO               CL A           512815101    8893     185000 SH                 SOLE        0      X
LIBERTY GLOBAL INC                 COM SER C      530555309    9513     260000 SH                 SOLE        0      X
MAINE & MARITIMES CORP             COM            560377103     416      12500 SH                 SOLE        0      X
MARTIN MARIETTA MATERIALS INC      COM            573284106   15912     120000 SH                 SOLE        0      X
MBIA INC                           COM            55262C100     864      47500 SH        PUT      SOLE        0      X
MOHAWK INDUSTRIES INC              COM            608190104    1488      20000 SH                 SOLE        0      X
NORTHSTAR REALT FINANCE CORP       COM            66704R100    1383     155000 SH                 SOLE        0      X
PROSHARES TRUST ULTRA XIN CH 25    COM            74347R321     231       3000 SH                 SOLE        0      X
PROSHARES TRUST ULTRASHORT RUS2000 COM            74347R842    7385     105000 SH                 SOLE        0      X
PROSHARES TRUST ULTRASHORT FINL    COM            74347R628     749       7500 SH                 SOLE        0      X
SLM CORP                           COM            78442P106      90      20000 SH        CALL     SOLE        0      X
STANDARD PACIFIC CORP NEW          COM            85375C101     103      15000 SH        PUT      SOLE        0      X
TRANSOCEAN INC NEW                 COM            G90073100    7873      55000 SH                 SOLE        0      X
UNIBANCO-UNIAO DE BARCOS           GDR REP PFD UT 90458E107    1396      10000 SH                 SOLE        0      X